Property, Plant and Equipment - Activity in AROs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
Beginning balance	$ 21,689	$ 19,878
Revisions in estimated cash flows	17	296
Additional accruals	1,026	799
Foreign currency translation	119	(799)
Accretion	1,420	1,623
Disposals	(3,300)	(108)
Ending balance	$ 20,971	$ 21,689